Leases - Maturities of lease obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
Rent expense	$ 4,400	$ 5,700
Operating leases
2022	4,334
2023	4,332
2024	4,174
2025	3,286
2026	2,377
Thereafter	4,373
Total	$ 22,876